Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Notional Amounts and Fair Values of Derivative Financial Instruments

Derivative financial Assets	Underlying notional value	12/31/2025		12/31/2024
		Notional value (in thousands)	Fair value	Notional value (in thousands)	Fair value
Transactions of foreign currency contract without delivery of underlying asset	US dollars	235,774	7,946,097	82,701	3,289,994
Purchased put options (1)	Argentine pesos			2,304,282,735	22,077,567

Total derivatives held for trading		235,774	7,946,097	2,304,365,436	25,367,561

(1)
Corresponds to the premium pending of accrual related to the options acquired by the Bank that give it the option to sell the underlying asset (government security) at a value determined by the applicable regulations of the BCRA. In this operation, the options can be exercised up to one day before the expiration of the underlying asset. Considering the terms and conditions of these put options established by the BCRA, they are considered “out of the money” with a fair value equal to zero. On June 11, 2025, all options were rescinded as part of the rescission offer published through BCRA Communiqué “B” 12997.

Derivative financial Liabilities	Underlying notional value	12/31/2025		12/31/2024
		Notional value (in thousands)	Fair value	Notional value (in thousands)	Fair value
Transactions of foreign currency contract without delivery of underlying asset	US dollars	24,468	498,729	70,650	1,681,280
Written call options	Argentine pesos			275,020	57,272

Total derivatives held for trading		24,468	498,729	345,670	1,738,552